Borrowings Under Line of Credit Arrangement and Related Items	12 Months Ended
Dec. 31, 2010
Borrowings Under Line of Credit Arrangement and Related Items [Abstract]
Borrowings Under Line of Credit Arrangement and Related Items
9. Borrowings Under Line of Credit Arrangement and Related Items
     At December 31, 2010, we had an unsecured line of credit arrangement with a consortium of sixteen banks in the amount of $1,150,000,000, which is scheduled to expire on August 6, 2012. Borrowings under the agreement are subject to interest payable in periods no longer than three months at either the agent bank’s prime rate of interest or the applicable margin over LIBOR interest rate, at our option (0.87% at December 31, 2010). The applicable margin is based on certain of our debt ratings and was 0.6% at December 31, 2010. In addition, we pay a facility fee annually to each bank based on the bank’s commitment amount. The facility fee depends on certain of our debt ratings and was 0.15% at December 31, 2010. We also pay an annual agent’s fee of $50,000. Principal is due upon expiration of the agreement.
     The following information relates to aggregate borrowings under the unsecured line of credit arrangement for the periods presented (dollars in thousands):

	Year Ended December 31,
	2010	2009	2008
Balance outstanding at quarter end	$300,000	$140,000	$570,000
Maximum amount outstanding at any month end	$560,000	$559,000	$744,000
Average amount outstanding (total of daily principal balances divided by days in period)	$268,762	$241,463	$500,561
Weighted average interest rate (actual interest expense divided by average borrowings outstanding)	1.48%	1.92%	3.77%